Significant Accounting Policies (Details) - Schedule of trade receivables net of an allowance - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of trade receivables net of an allowance [Abstract]
Trade receivables	$ 122,046	$ 95,953
Allowance for credit losses	5,071	3,967
Total trade receivables	$ 116,975	$ 91,986